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      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA

                                                October 3, 2002



Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      ISI Strategy Fund, Inc.
         File Nos. 333-31127; 811-8291
         CIK: 0001041927

Ladies and Gentlemen:

         Enclosed on behalf of ISI Strategy Fund, Inc., a Delaware business trust, and pursuant to Rule 497(j) under the Securities Act of 1933 as amended (the "Act"), is the Statement of Additional Information dated October 1, 2002 for ISI Strategy Fund Shares, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant. The amendment to the Registration Statement of the Trust was filed electronically by EDGAR on September 30, 2000, accession number 0001004402-02-000422.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6740.

                                        Sincerely,

                                        /s/ Nathan V. Gemmiti

                                        Nathan V. Gemmiti
                                        Forum Administrative Services, LLC

cc:      Carl Frischling, Esq.
           Kramer Levin Naftalis & Frankel
Enclosure


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